Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Accounts payable	$ 596,886	$ 1,254,187
Accrued expenses	399,669	822,917
Payroll liabilities	148,015	217,954
Accounts Payable and Accrued Expenses	$ 1,144,570	$ 2,295,058